Fair Value Measurement - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Liabilities
Warrant liabilities			¥ 87,279
Convertible loans	10,076,081		14,336,844
Total	10,076,081		14,424,123
Fair Value, Recurring [Member] | Level 1 [Member]
Liabilities
Warrant liabilities
Convertible loans
Total
Fair Value, Recurring [Member] | Level 2 [Member]
Liabilities
Warrant liabilities
Convertible loans
Total
Fair Value, Recurring [Member] | Level 3 [Member]
Liabilities
Warrant liabilities			87,279
Convertible loans	10,076,081		14,336,844
Total	¥ 10,076,081		¥ 14,424,123